General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
	Year ended December 31
	2024	2023	2022
	U.S. dollar in thousands
Payroll and related expenses	2,079	1,568	1,670
Share-based payment	840	402	483
Professional fees	1,766	2,100	3,978
Impairment loss on trade receivables	387	18	78
Other	589	318	452
	5,661	4,406	6,661